Right-of-Use Assets - Schedule of Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member] | Office premises [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	$ 355,960	$ 346,738
Additions	1,159,035
Disposal of controlling in subsidiaries	(249,629)
Currency alignment	36,132	9,222
Right of use asset at, ending	1,301,498	355,960
Cost [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	61,637	60,040
Additions
Disposal of controlling in subsidiaries	(67,894)
Currency alignment	6,257	1,597
Right of use asset at, ending		61,637
Cost [Member] | Photocopy Machine [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	417,597	406,778
Additions	1,159,035
Disposal of controlling in subsidiaries	(317,523)
Currency alignment	42,389	10,819
Right of use asset at, ending	1,301,498	417,597
Accumulated depreciation [Member] | Office premises [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	284,599	138,437
Charges	405,866	142,480
Disposal of controlling in subsidiaries	(172,832)
Currency alignment	49,169	3,682
Right of use asset at, ending	566,802	284,599
Accumulated depreciation [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	12,328	6,004
Charges		6,164
Disposal of controlling in subsidiaries	(13,579)
Currency alignment	1,251	160
Right of use asset at, ending		12,328
Accumulated depreciation [Member] | Photocopy Machine [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	296,927	144,441
Charges	405,866	148,644
Disposal of controlling in subsidiaries	(186,411)
Currency alignment	50,420	3,842
Right of use asset at, ending	566,802	296,927
Carrying amount [Member] | Office premises [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	71,361
Right of use asset at, ending	734,696	71,361
Carrying amount [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	49,309
Right of use asset at, ending		49,309
Carrying amount [Member] | Photocopy Machine [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	120,670
Right of use asset at, ending	$ 734,696	$ 120,670